Other long-term receivables (Tables)	6 Months Ended
Jun. 30, 2025
Other long-term receivables
Schedule of other long-term receivables

	As at
	June 30,	December 31,
(in EUR 000)	2025	2024
R&D tax incentive	1,177	1,110
Prepayment option	170	112
Cash guarantees	452	395
Total other long term receivables	1,799	1,617